TRANSACTIONS - Merger Sources and Uses of Funds (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Merger Agreement
Sources:
Total debt				$ 745,940
Gross cash used to fund transactions				107,602
Total sources				1,204,428
Uses:
Total equity purchase price				825,717
Total assumption of indebtedness				300,940
Merger related costs and financing fees				60,707
Cash remaining on balance sheet				17,064
Total uses				1,204,428
Capital Lease Obligations | Merger Agreement
Sources:
Total debt				940
Uses:
Total assumption of indebtedness				940
ABL Facility | Merger Agreement
Sources:
Total debt				80,000
HoldCo Notes | Merger Agreement
Sources:
Total debt				365,000
OpCo Notes | Merger Agreement
Sources:
Total debt				300,000
Uses:
Total assumption of indebtedness				300,000
Payments to common stockholders | Merger Agreement
Uses:
Total equity purchase price				790,611
Payments for outstanding equity awards | Merger Agreement
Uses:
Total equity purchase price				35,106
Successor
Sources:
Proceeds from equity contributions, net	$ 350,886	$ 0	$ 0